SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION
                  FOR CLASS A SHARES OF THE FUNDS LISTED BELOW:

                              ---------------------

 DWS Alternative Asset Allocation Plus Fund   DWS Gold & Precious Metals Fund             DWS Money Market Prime Series - DWS Cash
 DWS Balanced Fund                            DWS Growth & Income Fund                      Investment Trust
 DWS Blue Chip Fund                           DWS Health Care Fund                        DWS New York Tax-Free Income Fund
 DWS California Tax-Free Income Fund          DWS High Income Fund                        DWS RREEF Global Infrastructure Fund
 DWS Capital Growth Fund                      DWS High Income Plus Fund                   DWS RREEF Global Real Estate Securities
 DWS Climate Change Fund                      DWS Inflation Protected Plus Fund             Fund
 DWS Commodity Securities Fund                DWS Intermediate Tax/AMT Free Fund          DWS RREEF Real Estate Securities Fund
 DWS Communications Fund                      DWS International Fund                      DWS S&P 500 Index Fund
 DWS Core Fixed Income Fund                   DWS International Select Equity Fund        DWS S&P 500 Plus Fund
 DWS Core Plus Allocation Fund                DWS International Value Opportunities       DWS Select Alternative Allocation Fund
 DWS Core Plus Income Fund                      Fund                                      DWS Short Duration Fund
 DWS Disciplined Long/Short Growth Fund       DWS Japan Equity Fund                       DWS Short Duration Plus Fund
 DWS Disciplined Long/Short Value Fund        DWS Large Cap Value Fund                    DWS Short Term Municipal Bond Fund
 DWS Disciplined Market Neutral Fund          DWS Large Company Growth Fund               DWS Small Cap Core Fund
 DWS Dreman Concentrated Value Fund           DWS Latin America Equity Fund               DWS Small Cap Growth Fund
 DWS Dreman High Return Equity Fund           DWS LifeCompass 2015 Fund                   DWS Strategic Government Securities Fund
 DWS Dreman Mid Cap Value Fund                DWS LifeCompass 2020 Fund                   DWS Strategic High Yield Tax-Free Fund
 DWS Dreman Small Cap Value Fund              DWS LifeCompass 2030 Fund                   DWS Strategic Income Fund
 DWS Emerging Markets Equity Fund             DWS LifeCompass 2040 Fund                   DWS Technology Fund
 DWS Emerging Markets Fixed Income Fund       DWS LifeCompass Protect 2017 Fund           DWS US Bond Index Fund
 DWS Equity Income Fund                       DWS LifeCompass Retirement Fund             DWS Value Builder Fund
 DWS Europe Equity Fund                       DWS Managed Municipal Bond Fund
 DWS Floating Rate Plus Fund                  DWS Massachusetts Tax-Free Fund
 DWS Global Bond Fund                         DWS Micro Cap Fund
 DWS Global Opportunities Fund                DWS Mid Cap Growth Fund
 DWS Global Thematic Fund
 DWS GNMA Fund


The following information supplements disclosure in the "Exchanges" subsection under the "Purchase and Redemption of Shares" section of each fund's Statement of Additional Information:

Class A to Class S in the Same Fund Exchange Privilege. Effective May 1, 2009, investors who have invested in Class A shares through a comprehensive or "wrap" fee program, or other fee-based program sponsored by a broker-dealer, bank or registered investment adviser may become eligible to invest in Class S shares. Subject to the discretion of DWS Investments Distributors, Inc., such shareholders may exchange their Class A shares for Class S shares of equal aggregate value of the same fund. No sales charge or other charges will apply to any such exchanges. Investors should contact their selling and/or servicing agents to learn more about the details of this exchange feature.






               Please Retain This Supplement for Future Reference




March 27, 2009